Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Trustees' Equity Fund
Central Index Key	dei_EntityCentralIndexKey	0000313850
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 25, 2015
Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.41%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	42
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	132
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	230
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	518
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 10, 2005
2006	rr_AnnualReturn2006	12.85%
2007	rr_AnnualReturn2007	4.35%
2008	rr_AnnualReturn2008	(39.45%)
2009	rr_AnnualReturn2009	33.81%
2010	rr_AnnualReturn2010	16.12%
2011	rr_AnnualReturn2011	(1.01%)
2012	rr_AnnualReturn2012	17.48%
2013	rr_AnnualReturn2013	35.37%
2014	rr_AnnualReturn2014	11.08%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.56%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.78%)
One Year	rr_AverageAnnualReturnYear01	11.08%
Five Years	rr_AverageAnnualReturnYear05	15.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2005
Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.79%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.96%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	98
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	306
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	531
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	1,178
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 27, 2011
2012	rr_AnnualReturn2012	22.57%
2013	rr_AnnualReturn2013	0.99%
2014	rr_AnnualReturn2014	(6.62%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.92%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(8.75%)
One Year	rr_AverageAnnualReturnYear01	(6.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2011
Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.41%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.44%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	45
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	141
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	246
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	555
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 16, 1983
2005	rr_AnnualReturn2005	17.96%
2006	rr_AnnualReturn2006	27.37%
2007	rr_AnnualReturn2007	12.66%
2008	rr_AnnualReturn2008	(41.74%)
2009	rr_AnnualReturn2009	33.77%
2010	rr_AnnualReturn2010	7.31%
2011	rr_AnnualReturn2011	(14.58%)
2012	rr_AnnualReturn2012	20.18%
2013	rr_AnnualReturn2013	22.15%
2014	rr_AnnualReturn2014	(6.69%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.94%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.73%)
One Year	rr_AverageAnnualReturnYear01	(6.69%)
Five Years	rr_AverageAnnualReturnYear05	4.66%
Ten Years	rr_AverageAnnualReturnYear10	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 1983
MSCI EAFE Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.90%)
Five Years	rr_AverageAnnualReturnYear05	5.33%
Ten Years	rr_AverageAnnualReturnYear10	4.43%
MSCI US Broad Market Index | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
MSCI Emerging Markets Index | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)
MSCI ACWI ex USA Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.87%)
Five Years	rr_AverageAnnualReturnYear05	4.43%
Ten Years	rr_AverageAnnualReturnYear10	5.13%
Spliced International Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.87%)
Five Years	rr_AverageAnnualReturnYear05	3.85%
Ten Years	rr_AverageAnnualReturnYear10	3.70%
FTSE Emerging Index | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.13%)